Accounting changes and new accounting guidance - Allowance for Credit Losses (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses, loans	$ 479		$ 216	$ 252	$ 261
Securities	11
Allowance for credit losses		$ 161
Reclassification of credit-related reserves on accounts receivable		4
Cumulative Effect, Period Of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses, loans		(69)	(69)
Securities		7
Other		3
Allowance for credit losses		(59)
Loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses, loans	358	48	122	146
Lending-related commitments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses, loans	$ 121	$ 21	$ 94	$ 106